Investments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 153,424	$ 130,169	$ 125,330
Other non-current assets	2,315	1,553
Total assets	217,067	187,191
Current liabilities	33,860	31,380
Non-current liabilities	104,232	85,975
Shareholders' equity	78,975	69,836	69,812	$ 59,876
Non-controlling interest	392	344
Total liabilities and equity	217,067	187,191
Sales revenues	102,409	124,474	83,966
Net income for the year	24,995	36,755	$ 19,986
Countries Of Domicile [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Current assets	7,910	6,642
Non-current assets	2,591	2,491
Property, plant and equipment	8,082	7,380
Other non-current assets	1,263	605
Total assets	19,846	17,118
Current liabilities	5,096	4,473
Non-current liabilities	13,182	11,263
Shareholders' equity	1,690	1,587
Non-controlling interest	(122)	(205)
Total liabilities and equity	19,846	17,118
Sales revenues	14,199	18,709
Net income for the year	$ (849)	$ (146)
Countries Of Domicile [Member] | Associates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	18.80%	18.80%
Countries Of Domicile [Member] | Associates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	38.80%	38.80%
Countries Of Domicile [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 330	$ 295
Non-current assets	272	231
Property, plant and equipment	525	508
Other non-current assets	41	37
Total assets	1,168	1,071
Current liabilities	313	294
Non-current liabilities	533	494
Shareholders' equity	315	277
Non-controlling interest	7	6
Total liabilities and equity	1,168	1,071
Sales revenues	1,036	1,159
Net income for the year	$ 5	$ 72
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	50.00%	50.00%
M P Gulf Of Mexico L L C [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 537	$ 481
Non-current assets	66	139
Property, plant and equipment	1,863	2,690
Other non-current assets	1	1
Total assets	2,467	3,311
Current liabilities	365	344
Non-current liabilities	424	548
Shareholders' equity	1,336	2,045
Non-controlling interest	342	374
Total liabilities and equity	2,467	3,311
Sales revenues	907	1,408
Net income for the year	408	887
Other Companies Abroad [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	275	410
Non-current assets	9	17
Property, plant and equipment	189	191
Total assets	473	618
Current liabilities	70	145
Non-current liabilities	52	32
Shareholders' equity	351	291
Non-controlling interest		150
Total liabilities and equity	473	618
Sales revenues		32
Net income for the year	$ 21	$ 162
Other Companies Abroad [Member] | Joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	34.00%	34.00%
Other Companies Abroad [Member] | Joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	45.00%	45.00%